Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Catalyst/MAP Global Equity Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	22.47%	7.68%	10.71%	(11.04%)	16.55%	5.46%	17.28%	(3.06%)	17.09%	10.33%
Catalyst Tactical Allocation Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	15.26%	3.51%	10.16%	(24.38%)	17.83%	27.83%	2.77%	(4.96%)	16.70%	11.39%
Catalyst Dynamic Alpha Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	10.06%	22.07%	13.44%	(14.87%)	19.81%	21.00%	11.14%	(4.06%)	26.87%	7.85%
Catalyst Insider Buying Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	15.39%	23.86%	31.44%	(32.65%)	(17.65%)	14.36%	23.91%	(2.91%)	17.03%	3.90%
Catalyst Energy Infrastructure Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	(8.04%)	44.86%	15.04%	26.64%	41.67%	(29.40%)	11.80%	(18.73%)	(14.02%)	64.81%